Summary of Significant Accounting Policies (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Summary of Significant Accounting Policies (Textual)
Working capital	$ 6,000,000		$ 7,000,000
Reduced working capital	6,000,000
Net working capital deficiency	600,000
Potential judgments amount	$ 13,700,000
Foreign currency translations, description	Asset and liability accounts at December 31, 2018 and June 30, 2018 were translated at RMB 6.88 and RMB 6.62 to USD$1.00, respectively. Equity accounts are translated at their historical rates. The average translation rates applied to the consolidated statements of operations and comprehensive loss and cash flows for the three months ended December 31, 2018 and 2017 were RMB 6.92 and RMB 6.76 to USD$1.00, respectively. The average translation rates applied to the consolidated statements of operations and comprehensive loss and cash flows for the six months ended December 31, 2018 and 2017 were RMB 6.86 and RMB 6.64 to USD$1.00, respectively.
Liability in excess of current provision	$ 5,400,000
Cash on-hand	1,500,000
Allowance for doubtful accounts for prepayments and advances	$ 300,000	$ 500,000
Percentage of depreciation residual value	5.00%
Percentage of tax realized upon ultimate settlement	50.00%
Allowance for doubtful accounts for accounts receivable	$ 18,456,736		$ 19,291,772
Other Receivables [Member]
Summary of Significant Accounting Policies (Textual)
Description of allowance for doubtful accounts	The Company provides an allowance for doubtful accounts of 5% for other receivables balances that are aged within one year, an allowance for doubtful accounts of 50% for other receivables aged from one to two years, and an allowance for doubtful accounts of 100% for other receivables aged beyond two years.
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Description of allowance for doubtful accounts	The Company provides an allowance for doubtful accounts provision of 15% for accounts receivable balances that are past due more than 180 days but less than one year, an allowance for doubtful accounts provision of 40% of for accounts receivable past due from one to two years, an allowance for doubtful accounts provision of 75% for accounts receivable past due beyond two years, an allowance for doubtful accounts provision of 100% for accounts receivable past due beyond three years, plus additional amounts as necessary when the Company’s collection department determines the collection of the full amount is remote and the Company’s management approves 100% of the allowance for doubtful accounts.
Prepayments and advances [Member]
Summary of Significant Accounting Policies (Textual)
Description of allowance for doubtful accounts	The Company provides a provision of 5% as an allowance for doubtful accounts for prepayments and advances that are aged from six months to one year and 10% of the allowance for doubtful accounts for prepayments and advances aged beyond one year.